Real estate property development completed, under development and held for sale (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Real estate property development completed	$ 3,158,358	$ 6,775,141
Under development	1,257,104,615	1,244,390,980
Profit recognized	279,176,906	239,583,913
Less: progress billings (see Note 11)	(813,462,059)	(722,103,502)
Total real estate property under development	722,819,462	761,871,391
Real estate property held for sale	11,191,200
Total real estate property development completed, under development and held for sale	737,169,020	768,646,532
Use Rights [Member]
Real Estate Properties [Line Items]
Under development	602,353,601	558,104,645
Zhengzhou Xinyuan Splendid 1 A [Member]
Real Estate Properties [Line Items]
Real estate property development completed	101,257	101,009
Zhengzhou Financial Square [Member]
Real Estate Properties [Line Items]
Real estate property development completed	12,377	10,574
Suzhou Lake Splendid [Member]
Real Estate Properties [Line Items]
Real estate property development completed	166,155	363,548
Suzhou Colorful Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed	421,380	401,592
Hefei Wangjiang Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed	278,548	290,699
Zhengzhou Xinyuan Colorful Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed		4,929,264
Jinan International City Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed	972,064	678,455
Suzhou International City Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed
Under development		119,484,041
Xuzhou Colorful Garden [Member]
Real Estate Properties [Line Items]
Under development	21,238,889	38,471,017
Zhengzhou Modern City [Member]
Real Estate Properties [Line Items]
Under development	57,408,025	60,299,157
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Under development	53,604,699	36,226,170
Zhengzhou Century East B [Member]
Real Estate Properties [Line Items]
Under development	98,948,705	104,832,456
Zhengzhou Royal Place [Member]
Real Estate Properties [Line Items]
Under development	98,557,509	103,516,481
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	297,909,913	302,470,861
Kunshan International City Garden [Member]
Real Estate Properties [Line Items]
Under development	123,002,290	126,205,482
Chengdu Xinyuan Splendid I [Member]
Real Estate Properties [Line Items]
Real estate property development completed	1,155,434
Under development		29,109,213
Chengdu Xinyuan Splendid II [Member]
Real Estate Properties [Line Items]
Under development	41,573,242	92,164,170
Zhengzhou Yipin Xiangshan I [Member]
Real Estate Properties [Line Items]
Real estate property development completed	51,143
Under development		4,487,385
Zhengzhou Yipin Xiangshan II [Member]
Real Estate Properties [Line Items]
Under development	56,189,379	96,222,612
Xuzhou New Land [Member]
Real Estate Properties [Line Items]
Under development	39,943,324	38,415,147
Zhengzhou New Land [Member]
Real Estate Properties [Line Items]
Under development	97,601,917	92,486,788
Suzhou New Land [Member]
Real Estate Properties [Line Items]
Under development	44,942,686
Beijing New Land [Member]
Real Estate Properties [Line Items]
Under development	170,596,964
New York New Land [Member]
Real Estate Properties [Line Items]
Under development	55,587,073
Northern Nevada Land Portfolio [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	1,191,200
Lennox Project [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	10,000,000
Real Estate Properties Under Development Pledged As Collateral [Member]
Real Estate Properties [Line Items]
Under development	$ 39,694,448	$ 265,921,670